Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of taxation charge based on profits	The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2025 £m	2024 £m	2023 £m
UK current year charge	181	186	207
Rest of World current year charge	1,263	1,458	1,371
Charge/(credit) in respect of prior periods	(49)	(92)	43
Current taxation	1,395	1,552	1,621
Deferred taxation	(283)	(1,026)	(865)
	1,112	526	756

Summary of reconciliation of tax charge calculated at the UK statutory rate on the group profit before tax with the actual tax charge	The following table reconciles the tax charge calculated at the UK statutory rate on Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2025 £m	2025%	2024 £m	2024%	2023 £m	2023%
Profit before tax	7,401		3,477		6,064
UK statutory rate of taxation	1,850	25.0	869	25.0	1,425	23.5
Differences in overseas taxation rates	(20)	(0.3)	179	5.1	159	2.6
Benefit of intellectual property incentives	(756)	(10.2)	(602)	(17.3)	(696)	(11.5)
R&D credits	(80)	(1.1)	(89)	(2.6)	(121)	(2.0)
Pillar Two tax	169	2.3	6	0.2	—	—
Other permanent differences	33	0.5	304	8.8	112	1.9
Re-assessments of prior year current tax estimates	(49)	(0.7)	(92)	(2.6)	43	0.7
Re-assessments of prior year deferred tax estimates	(97)	(1.3)	(40)	(1.2)	(147)	(2.4)
Changes in tax rates	62	0.8	(9)	(0.3)	(19)	(0.3)
Tax charge/tax rate	1,112	15.0	526	15.1	756	12.5

Summary of tax on items charged to equity and statement of comprehensive income

Tax on items charged to equity and statement of comprehensive income	2025 £m	2024 £m	2023 £m
Current taxation
Share-based payments	(4)	(4)	(1)
Defined benefit plans	–	–	(143)
Fair value movements on cash flow hedges	–	–	–
Fair value movements on equity investments	11	4	(6)
	7	–	(150)
Deferred taxation
Share-based payments	(27)	–	(6)
Defined benefit plans	33	122	184
Fair value movements on cash flow hedges	2	(1)	(1)
Fair value movements on equity investments	9	(21)	(8)
	17	100	169
Total charge/(credit) to equity and statement of comprehensive income	24	100	19

Summary of movement in deferred tax assets and liabilities	Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra- Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total
At 1 January 2024	26	(676)	921	1,252	571	1,994	74	1,576	5,738
Exchange adjustments	9	(37)	2	(10)	(5)	–	–	11	(30)
Credit/(charge) to income statement	97	197	50	32	(103)	455	(8)	306	1,026
Credit/(charge) to statement of comprehensive income	–	–	–	–	(122)	–	–	22	(100)
Acquisitions/disposals	–	(190)	–	–	–	–	–	–	(190)
R&D credits utilisation	–	–	–	–	–	–	–	(69)	(69)
At 31 December 2024	132	(706)	973	1,274	341	2,449	66	1,846	6,375
Exchange adjustments	(5)	111	(1)	(56)	(8)	(1)	(3)	(116)	(79)
Credit/(charge) to income statement	77	50	(90)	(292)	(50)	493	3	92	283
Credit/(charge) to statement of comprehensive income	–	–	–	–	(28)	–	17	(6)	(17)
Acquisitions/disposals	5	(417)	–	–	14	67	–	10	(321)
Transfer of assets held for sale/distribution	18	7	–	–	–	–	–	(37)	(12)
At 31 December 2025	227	(955)	882	926	269	3,008	83	1,789	6,229

Summary of deferred tax assets and liabilities recognised on the balance sheet	Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2025 £m	2024 £m
Deferred tax assets	6,520	6,757
Deferred tax liabilities	(291)	(382)
	6,229	6,375

Summary of temporary difference unused tax losses and unused tax credits

		2025		2024
Unrecognised tax losses and attributes	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses and attributes expiring:
Within 10 years	1,625	154	1,034	145
More than 10 years	1,150	66	1,598	84
Available indefinitely	241	50	693	161
At 31 December	3,016	270	3,325	390

Capital losses expiring:
Available indefinitely	2,250	564	2,253	565
At 31 December	2,250	564	2,253	565